Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19 — COMMITMENTS AND CONTINGENCIES

As of March 31, 2023, YS Group has the following commitments to purchase raw materials or services:

	As of March 31,
	2023	2023
	(RMB)	(US$)
Other professional service fee	3,229,699	$470,000
Research and development	185,648,604	27,016,401
Purchase raw materials	15,528,566	2,259,785
Total	204,406,869	$29,746,186

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, YS Group has received RMB1,636,755 compensation from Hebei Defense Biological Products Supply Center, and the balance of RMB829,052 compensation may be received in fiscal 2024.

In 2019, Liaoning Yisheng filed a sales contract dispute with Chaoyang Center for Disease Control and Prevention. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Chaoyang Center for Disease Control and Prevention should pay RMB416,900 for Liaoning Yisheng vaccine. To the date, YS Group received RMB380,000 from Chaoyang Center for Disease Control and Prevention, and the balance of RMB36,900 may be received in the second half of 2023.

In 2023, Liaoning Yisheng was involved in a dispute with Shenyang Haoyu Landscape Engineering Co., Ltd who claimed that Liaoning Yisheng should pay RMB278,707 for the greening construction. As the proceedings are in the early stages, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

YS Group was also involved in certain other labor disputes as of March 31, 2023. As the proceedings are in the early stages or the second appeal, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.